RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of transactions with related parties
Transactions with the related parties:

	Six months ended June 30,
	2019	2018

Cost of revenues of products	$1,276	$348

Research and development	$-	$101

Schedule of balances with related parties
Balances with the related parties:

	June 30,
	2019	2018

Advance payments	$-	$528

Other receivables	$17	$-

Trade payables	$-	$475

Accrued expenses	$2,022	$1,578